Segment and geographical information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales classified by geographic destination:
Gross revenues	$ 60,389	$ 46,481	$ 23,939
America, except United States
Sales classified by geographic destination:
Gross revenues	2,613	2,010	1,252
United States
Sales classified by geographic destination:
Gross revenues	1,672	828	832
Europe
Sales classified by geographic destination:
Gross revenues	11,437	8,912	4,036
Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1,895	1,790	531
Japan
Sales classified by geographic destination:
Gross revenues	7,238	5,240	2,412
China
Sales classified by geographic destination:
Gross revenues	19,571	15,379	9,003
Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	5,049	4,172	2,218
Brazil
Sales classified by geographic destination:
Gross revenues	10,914	8,150	3,655
Bulk Material
Sales classified by geographic destination:
Gross revenues	44,948	34,478	15,205
Bulk Material | America, except United States
Sales classified by geographic destination:
Gross revenues	1,168	792	296
Bulk Material | United States
Sales classified by geographic destination:
Gross revenues	98	73	15
Bulk Material | Europe
Sales classified by geographic destination:
Gross revenues	8,766	6,797	2,184
Bulk Material | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1,743	1,562	413
Bulk Material | Japan
Sales classified by geographic destination:
Gross revenues	5,987	3,859	1,473
Bulk Material | China
Sales classified by geographic destination:
Gross revenues	18,237	14,432	8,171
Bulk Material | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	3,619	2,710	1,074
Bulk Material | Brazil
Sales classified by geographic destination:
Gross revenues	5,330	4,253	1,579
Base Metals
Sales classified by geographic destination:
Gross revenues	9,627	8,200	6,679
Base Metals | America, except United States
Sales classified by geographic destination:
Gross revenues	1,380	1,170	942
Base Metals | United States
Sales classified by geographic destination:
Gross revenues	1,571	740	744
Base Metals | Europe
Sales classified by geographic destination:
Gross revenues	2,456	2,067	1,755
Base Metals | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	150	217	118
Base Metals | Japan
Sales classified by geographic destination:
Gross revenues	1,243	1,371	913
Base Metals | China
Sales classified by geographic destination:
Gross revenues	1,235	923	821
Base Metals | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1,394	1,445	1,107
Base Metals | Brazil
Sales classified by geographic destination:
Gross revenues	198	267	279
Fertilizers
Sales classified by geographic destination:
Gross revenues	3,547	1,845	413
Fertilizers | America, except United States
Sales classified by geographic destination:
Gross revenues	44	32
Fertilizers | United States
Sales classified by geographic destination:
Gross revenues	1
Fertilizers | Europe
Sales classified by geographic destination:
Gross revenues	153	4
Fertilizers | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1	11
Fertilizers | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	35	8
Fertilizers | Brazil
Sales classified by geographic destination:
Gross revenues	3,313	1,790	413
Logistic
Sales classified by geographic destination:
Gross revenues	1,726	1,465	1,104
Logistic | America, except United States
Sales classified by geographic destination:
Gross revenues		12	3
Logistic | Brazil
Sales classified by geographic destination:
Gross revenues	1,726	1,453	1,101
Others
Sales classified by geographic destination:
Gross revenues	541	493	538
Others | America, except United States
Sales classified by geographic destination:
Gross revenues	21	4	11
Others | United States
Sales classified by geographic destination:
Gross revenues	2	15	73
Others | Europe
Sales classified by geographic destination:
Gross revenues	62	44	97
Others | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1
Others | Japan
Sales classified by geographic destination:
Gross revenues	8	10	26
Others | China
Sales classified by geographic destination:
Gross revenues	99	24	11
Others | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1	9	37
Others | Brazil
Sales classified by geographic destination:
Gross revenues	$ 347	$ 387	$ 283